UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	November 22, 2011 to December 21, 2011

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust

(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.

(Exact Name of Registrant as Specified in its Charter)

GE Capital Retail Bank

(Exact Name of Sponsor as Specified in its Charter)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039
(GE Capital Credit Card Master Note Trust)

(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation 777 Long Ridge Rd, Building B, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive	(Zip Code)
Office of the issuing entity)

(877) 441-5094

(Telephone Number, Including Area Code)

No Change

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________
Series 2009-1, Class A	|__|	|__|	|_X_|	___________
Series 2009-1, Class B	|__|	|__|	|_X_|	___________
Series 2009-1, Class C	|__|	|__|	|_X_|	___________
Series 2009-2, Class A	|__|	|__|	|_X_|	___________
Series 2009-2, Class B	|__|	|__|	|_X_|	___________
Series 2009-2, Class C	|__|	|__|	|_X_|	___________
Series 2009-4, Class A	|__|	|__|	|_X_|	___________
Series 2009-4, Class B	|__|	|__|	|_X_|	___________
Series 2009-4, Class C	|__|	|__|	|_X_|	___________
Series 2010-1, Class A	|__|	|__|	|_X_|	___________
Series 2010-1, Class B	|__|	|__|	|_X_|	___________
Series 2010-1, Class C	|__|	|__|	|_X_|	___________
Series 2010-2, Class A	|__|	|__|	|_X_|	___________
Series 2010-2, Class B	|__|	|__|	|_X_|	___________
Series 2010-2, Class C	|__|	|__|	|_X_|	___________
Series 2010-3, Class A	|__|	|__|	|_X_|	___________
Series 2010-3, Class B	|__|	|__|	|_X_|	___________
Series 2011-1, Class A	|__|	|__|	|_X_|	___________
Series 2011-1, Class B	|__|	|__|	|_X_|	___________
Series 2011-1, Class C	|__|	|__|	|_X_|	___________
Series 2011-2, Class A	|__|	|__|	|_X_|	___________
Series 2011-2, Class B	|__|	|__|	|_X_|	___________
Series 2011-2, Class C	|__|	|__|	|_X_|	___________
Series 2011-3, Class A	|__|	|__|	|_X_|	___________
Series 2011-3, Class B	|__|	|__|	|_X_|	___________
Series 2011-3, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - Distribution Information.

Item 1. Distribution and Pool Performance Information.

The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4, 99.5, 99.6, 99.7, 99.8, 99.9, 99.10, and 99.11 and the following tables.

The following table summarizes the trust portfolio by various criteria as of end of the monthly distribution period ending on December 21, 2011 for each of the retailers included in the trust portfolio. Please note that numbers and percentages presented in the table in this section may not sum to the totals presented due to rounding. Because the future composition of the trust portfolio will change over time, this table is not indicative of the composition of the trust portfolio at any subsequent time

For purposes of the tables in this section:

•	Total Receivables Outstanding is the sum of principal receivables and finance charge receivables (which includes fee receivables) included in the trust portfolio in the period indicated.

•	Number of Accounts is the number of accounts included in the trust portfolio as of the date or in the period indicated.

Composition by Retailer

Retailer	Total Receivables Outstanding	Percentage of Total Receivables Outstanding	Number of Accounts	Percentage of Number of Accounts

JCPenney	$4,842,356,696	24.7%	13,295,807	34.7%
Lowe’s	$3,448,658,991	17.6%	4,071,037	10.6%
Wal-Mart (1)	$2,388,706,402	12.2%	3,223,895	8.4%
Sam’s Club(1)	$2,093,811,591	10.7%	3,692,934	9.6%
Sam’s Club Dual Card	$2,033,154,343	10.4%	1,667,587	4.3%
GAP Family Dual Card(2)	$1,360,622,931	6.9%	2,347,928	6.1%
Belk	$899,554,472	4.6%	2,724,417	7.1%
Dillard’s	$651,783,230	3.3%	1,086,445	2.8%
GAP(3)	$711,704,266	3.6%	3,705,056	9.7%
Chevron	$547,561,871	2.8%	1,659,260	4.3%
JCPenney Dual Card	$301,647,986	1.5%	227,080	0.6%
Other	$356,563,559	1.8%	661,166	1.7%
Total	$19,636,126,338	100.0%	38,362,612	100.0%

(1)
Sam’s Club and Wal-Mart are affiliated retailers. Sam’s Club cards may also be used at Wal-Mart locations, and Wal-Mart cards may be used at Sam’s Club locations if the cardholder belongs to the club. Figures shown here are based on which retailer is identified on the card, not where the purchase was made.

(2)
Figures presented for GAP Family Dual Card include Old Navy Dual Card, GAP Dual Card and Banana Republic Dual Card, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two.

(3)	Figures presented for GAP include Old Navy, GAP and Banana Republic, which are affiliated retailers. Each of these retailers’ cards may be used at the locations of the other two.

PART II - Other Information

Item 8 Other Information.

Trust Performance
	Dec‐11	Nov‐11	Oct‐11	3‐Month Avg
Gross Trust Yield	23.88%	24.83%	24.53%	24.41%
Gross Charge‐Off Rate	7.53%	7.05%	7.28%	7.29%
Trust excess spread percentage	11.90%	13.48%	12.98%	12.79%
Payment Rate	14.58%	14.46%	14.04%	14.36%

Delinquency Data
1‐29 Days Delinquent	3.51%	4.13%	4.17%	3.93%
30‐59 Days Delinquent	1.17%	1.35%	1.41%	1.31%
60‐89 Days Delinquent	0.88%	1.00%	0.97%	0.95%
90‐119 Days Delinquent	0.72%	0.77%	0.75%	0.75%
120‐149 Days Delinquent	0.60%	0.64%	0.63%	0.62%
150‐179 Days Delinquent	0.49%	0.56%	0.48%	0.51%
180 or Greater Days Delinquent	0.00%	0.00%	0.00%	0.00%

BOP Principal Receivables ($B)	$ 17.2	$ 17.0	$ 17.1	$ 17.1

Item 9 Exhibits.

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for January 17, 2012 Payment Date.

99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for January 17, 2012 Payment Date.

99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for January 17, 2012 Payment Date.

99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for January 17, 2012 Payment Date.

99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for January 17, 2012 Payment Date.

99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for January 17, 2012 Payment Date.

99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for January 17, 2012 Payment Date.

99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for January 17, 2012 Payment Date.

99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for January 17, 2012 Payment Date.

99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for January 17, 2012 Payment Date.

99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for January 17, 2012 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: January 17, 2012	By: /s/ Vishal Gulati
Name: Vishal Gulati
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for January 17, 2012 Payment Date.

99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for January 17, 2012 Payment Date.

99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-1, for January 17, 2012 Payment Date.

99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-2, for January 17, 2012 Payment Date.

99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2009-4, for January 17, 2012 Payment Date.

99.6	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-1, for January 17, 2012 Payment Date.

99.7	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-2, for January 17, 2012 Payment Date.

99.8	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2010-3, for January 17, 2012 Payment Date.

99.9	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-1, for January 17, 2012 Payment Date.

99.10	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-2, for January 17, 2012 Payment Date.

99.11	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2011-3, for January 17, 2012 Payment Date.